Income and expenses - Income taxes - Deferred tax additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction %	85.00%
Unused tax loss carry-forward, tax credits and other	€ 119,042	€ 144,465	€ 91,753
Deferred tax assets	3,523	3,971	2,797
Deferred tax liabilities	3,202	2,660	3,725
Materialise NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward, tax credits and other	55,669	70,402	46,533
Tax losses carried forward and Innovation Income Deductions | Materialise USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,200	500		€ 1,000
Tax losses carried forward and Innovation Income Deductions | Materialise NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	1,300	100
Tax losses carried forward and Innovation Income Deductions | ACTech, Inc.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 0	1,000	€ 0
Connection with business combination
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		€ 4,804